Commitment - Schedule of Future Minimum Lease Payments Under Operating Lease (Details) (10-K) - John Keeler & Co., Inc. [Member]	Dec. 31, 2017 USD ($)
2018	$ 203,000
2019	203,000
2020	203,000
2021	102,000
Future minimum lease payments	$ 711,000